Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 176,148	$ 180,432
Current assets	104,146	107,688
Non-current liabilities	(108,723)	(106,112)
Current liabilities	(86,078)	(99,018)
Net assets	85,493	82,990
Recycling of foreign exchange on disposal	(74)	(160)	$ (345)
Total consideration	(1,282)	(3,671)
Proceeds from the sale of businesses, net of cash disposed	1,193	1,841	5,812
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	1,145	3,681	1,620
Current assets	557	2,972	69
Non-current liabilities	(60)	(1,869)	(287)
Current liabilities	(454)	(1,074)	(3)
Net assets	1,188	3,710	1,399
Recycling of foreign exchange on disposal	0	(26)	35
Costs on disposal	57	488	(5)
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	1,245	4,172	1,429
Gains (losses) on sale of businesses	158	6,219	1,632
Total consideration	1,403	10,391	3,061
Non-cash consideration	(51)	(8,999)	(108)
Consideration received (receivable)	(159)	449	2,859
Proceeds from the sale of businesses, net of cash disposed	1,193	1,841	5,812
Cash and cash equivalents disposed of	$ 33	$ 318	$ 2